Acquisition (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Impairment of intangible assets						$ 4,274,680
Interest consideration		$ 24,993	$ 22,639	$ 80,781	$ 73,341	99,633	$ 28,043
Impairment of goodwill				$ 3,594,745		3,594,745	2,889,158
LuckyTail [Member]
Impairment of intangible assets						974,680
Interest consideration							63,282
Total Purchase Price						3,528,239
Estimated purchase value of assets						150,000
Amortization expense monthly						535,428	$ 44,620
Revenue for the business acquired						112,685
Increased purchase price						460,901
LuckyTail [Member] | Proforma Adjustments [Member]
Amortization expense monthly						66,930
Cygnet Online, LLC [Member]
Impairment of intangible assets						3,300,000
Forgiveness of advances						89,416
Total Purchase Price						5,515,756
Structured cash payments						800,000
Increase purchase price in the first year						700,000
Valued for the contingency						0
Purchase price decreased						950,000
Unpaid the remaining amount related to additional acquisition						$ 300,000
Acquisition percentage rate						55.00%
Remaining interest acquired						45.00%
Common stock issued during period for acquisition value	$ 162,727					$ 162,727
Common stock issued during period for acquisition, shares	4,505					4,505
Withdrawn from bank						$ 39,348
Impairment of goodwill						$ 3,594,745